SHAREHOLDERS' EQUITY (Details Textual)	1 Months Ended					12 Months Ended									12 Months Ended
	Aug. 31, 2012 USD ($)	Jan. 31, 2011 USD ($)	Nov. 30, 2009 USD ($)	Feb. 28, 2009 USD ($)	Sep. 30, 2008 USD ($)	Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2010 ILS	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Treasury Stock [Member] ILS	Dec. 31, 2011 Share Incentive Plan [Member] ILS
Class of Stock [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased (in shares)					2,100,000
Stock Repurchase Program, Authorized Amount					$ 2,800,000
Stock Repurchased and Retired During Period, Shares (in shares)												3,165,092	2,100,000
Stock Repurchased and Retired During Period, Value												2,800,000	1,600,000
Treasury Stock, Value						2,287,000		2,360,000
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.24		$ 0.24		$ 0.32
Dividend paid						4,532,000		4,505,000		5,968,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)														4,306,000				1,800,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Par Value (in dollars per share)														0.01				0.01
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period															3 years	5 years
Share Based Compensation Arrangement By Share Based Payment Award Award Expiring Period Minimum						5 years
Share Based Compensation Arrangement By Share Based Payment Award Award Expiring Period Maximum						7 years
Allocated Share-based Compensation Expense						58,000		80,000		61,000
Class Of Warrant Or Right, Issued (in shares)		924,545
Class Of Warrant Or Right, Issued, Exercise Price (in dollars per share)		$ 2.48
Stock- based compensation granted to a customer										332,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price (in dollars per share)						$ 2.16	[1]	$ 2.41	[1]	$ 1.71	[1]						0.01
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized						65,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition						9 months 25 days
Stock Repurchased During Period, Value	1,800,000		1,800,000	1,200,000
Proceeds From Stock Options Exercised						$ 73,000		$ 41,000		$ 399,000

[1]	In 2013 and 2012 the options were granted with an exercise price equal to the average closing price per share of the Company ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option. In 2011 the options were granted with an exercise price equal to the average closing price per share of the Company ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option or with an exercise price equal to Par value of NIS 0.01.